Stockholders'Deficit and Preferred Stock Subject to Redemption (Detail Textuals)	1 Months Ended													3 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Aug. 21, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	May. 31, 2015 shares	Apr. 30, 2015 USD ($) Investor $ / shares shares	Mar. 31, 2015 $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Oct. 31, 2014 Investor shares	Aug. 31, 2014 USD ($) $ / shares shares	Jul. 17, 2012 USD ($) Investor $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares
Equity [Line Items]
Number of shares called by warrants | shares								100,000
Warrant exercise price (in dollars per share) | $ / shares	$ 2.50							$ 5.00								$ 2.50
Term of warrant								10 years
Value of common stock called by warrants	$ 82,125															$ 82,125
Amortization of warrant service cost																80,805
Number of shares issued for services | shares									24,000		1,110,000
Amortized general and administrative expense																$ 155,806
Fair market value of common stock issued recorded as prepaid expense														$ 168,000
Number of shares issued to group of private investors | shares										241,663
Value of shares issued to group of private investors										$ 724,989							$ 466,200
Par value of common stock issued (in dollars per share) | $ / shares	$ 0.001								$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of individual investor | Investor								1			18
General and administrative expense															$ 466,200	$ 3,741,017	$ 2,504,161
Preferred stock, shares authorized | shares	20,000,000														20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001														$ 0.001	$ 0.001	$ 0.001
Liquidation preference value	$ 4,500,000															$ 4,500,000
Series A preferred stock
Equity [Line Items]
Number of shares issued to group of private investors | shares					180,000		150,000	250,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.001
Minimum equity financing under down-round protection feature					$ 286,000			$ 1,000,000								$ 1,000,000
Maximum common stock issuance price per share (in dollars per share) | $ / shares	$ 2.50							$ 2.50								$ 2.50
Number of shares converted | shares			580,000	580,000
Series B Preferred Stock
Equity [Line Items]
Number of preferred stock and warrants sold | shares			5,000
Maximum common stock issuance price per share (in dollars per share) | $ / shares			$ 0.80
Conversion price | $ / shares	$ 0.80		$ 2.50
Number of shares converted | shares	500
Number of shares issued in conversion | shares	625,000		1,812,500
Proceeds received from the Series B financing			$ 5,000,000	$ 5,000,000
Preferred stock, redemption terms			(A) 115% of the conversion amount and (B) the product of (1) the conversion rate in effect at such time and (2) the greatest closing sale price of the Common Stock during the period beginning on the date immediately preceding such triggering event and ending on the date such holder delivers the notice of redemption.
Preferred stock, conversion rate	1,250:1
Liquidation preference value	$ 4,500,000															$ 4,500,000
General and administrative expense
Equity [Line Items]
Value of common stock called by warrants								$ 326,000
Amortization of cost of service																$ 113,806
Founders and Board member
Equity [Line Items]
Number of shares issued for services | shares													7,770,000
Value of shares exchanged for services													$ 1,000
Warrants
Equity [Line Items]
Number of shares called by warrants | shares		120,000	6,250,000			10,000		6,000	90,000			2,200,000	3,000,000	90,000
Warrant exercise price (in dollars per share) | $ / shares		$ 1.15	$ 1.15					$ 2.50	$ 2.50				$ 1.00	$ 2.50
Term of warrant		5 years				5 years		5 years	5 years
Number of advisors | Investor													2
Value of common stock called by warrants		$ 23,400	$ 86,250			$ 14,700		$ 10,000				$ 1,100,000
Amortization of warrant service cost		$ 7,800
Number of shares issued to group of private investors | shares			187,500		36,000		30,000	50,000
Value of warrants issued			$ 1,000					$ 625,000
Number of shares vested | shares		60,000
Warrants | Series A preferred stock
Equity [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 5.00		$ 5.00
Term of warrant								5 years
Warrants | Stock Purchase Agreement June 2014
Equity [Line Items]
Number of shares called by warrants | shares	450,000											550,000				450,000		1,800,000
Warrant exercise price (in dollars per share) | $ / shares	$ 1.00											$ 1.00				$ 1.00
Value of common stock called by warrants																		$ 900,000
Value of warrants issued												$ 104,500				$ 85,500
Common Stock
Equity [Line Items]
Number of shares issued to group of private investors | shares																	1,110,000
Value of shares issued to group of private investors																	$ 466,200
Conversion price | $ / shares			$ 1,000	$ 0.80
Number of shares converted | shares			0.80
Number of shares issued in conversion | shares			1,250